Earnings Per Share - (Computations For Basic And Diluted Earnings Per Share) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Income (loss) from continuing operations	$ (8,177)	$ (6,189)	$ 20,718
Loss on discontinued operations, net of income taxes, attributable to Great Lakes Dredge & Dock Corporation			(10,423)
NET INCOME (LOSS)	$ (8,177)	$ (6,189)	$ 10,295
Weighted-average common shares outstanding — basic	60,744	60,410	59,938
Effect of stock options and restricted stock units			584
Weighted-average common shares outstanding — diluted	60,744	60,410	60,522
Earnings (loss) per share from continuing operations — basic	$ (0.13)	$ (0.10)	$ 0.35
Earnings (loss) per share from continuing operations — diluted	$ (0.13)	$ (0.10)	$ 0.34